Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Dividends declared:
Common stock, dividends, per share	$ 0.50	$ 0.10